SCHEDULE OF CHANGES IN NUMBER OF OPTIONS AND RSUS AND WEIGHTED AVERAGE EXERCISE PRICES (Details) - $ / shares		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Equity [Abstract]
Number of options and RSU's Outstanding at beginning of year		7,569,626	[1]	6,373,331	[1]	5,056,914
Weighted average exercise price Outstanding at beginning of year		$ 2.53	[1]	$ 2.91	[1]	$ 3.36
Number of options and RSU's Granted		1,794,787		1,468,000		1,346,000
Weighted average exercise price Granted		$ 2.29		$ 1.22		$ 1.22
Number of options and RSU's Exercised		(60,265)
Weighted average exercise price Exercised		$ 0.01
Number of options and RSU's Forfeited and expired		(65,500)		(271,705)		(29,583)
Weighted average exercise price Forfeited and expired		$ 3.01		$ 4.35		$ 3.30
Number of options and RSU's Outstanding at end of year	[1]	9,238,648		7,569,626		6,373,331
Weighted average exercise price Outstanding at end of year	[1]	$ 2.5		$ 2.53		$ 2.91
Number of options and RSU's Exercisable at end of year		5,308,234		4,149,359		3,294,647
Weighted average exercise price Exercisable at end of year		$ 3.1		$ 3.43		$ 3.73

[1]	Includes RSUs of 74,001, 102,334 and 102,334 for the years ended December 31, 2021, 2020 and 2019, respectively